Employee Benefit Plans (Change In Accrued Post-Retirement Obligation) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 9	$ 9
Interest cost	16	14
Other Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Accrued benefit obligation and plan deficit, beginning of year	5	4
Current service cost	0	0
Interest cost	0	0
Payment of benefits to employees	0	0
Effect of changes in demographic assumptions	0	1
Effect of changes in financial assumptions	(1)	(1)
Effect of experience adjustments	0	1
Accrued benefit obligation and plan deficit, end of year	$ 4	$ 5